INVESTMENTS IN AFFILIATES - Reconciliation of Closing Stock Consideration (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jun. 22, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Total investment in affiliates	$ 61,778		$ 8,420
Wabash Valley Resources
Schedule of Equity Method Investments [Line Items]
Common stock issued for investment in affiliates including common stock subject to Put Right		$ 29,139
Cash consideration for investment in affiliates		25,000
Fair value of cash and common stock consideration for WVR		54,139
Fair value of embedded Put Right		3,237
Total investment in affiliates	$ 57,695	$ 57,376	$ 0